One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com

STEPHEN FERRARA stephen.ferrara@dechert.com +1 617 728 7134 Direct +1 617 275 8418 Fax

June 3, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:          HIMCO Variable Insurance Trust

Ladies and Gentlemen:

Enclosed for filing on behalf of HIMCO Variable Insurance Trust (“Trust”), an open-end management investment company, is Pre-Effective Amendment No. 1 to the Trust’s initial registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”) on Form N-1A (the “Registration Statement”), in electronic format. This filing is being made for the purposes of (i) responding to comments from the Securities and Exchange Commission staff on the Trust’s initial registration statement filing dated April 2, 2014 on Form N-1A; and (ii) to file certain items required to be contained in the Registration Statement, including exhibits thereto.

As discussed previously and as noted in prior correspondence, this Registration Statement is being filed in connection with the proposed reorganization of certain series  of Hartford Series Fund, Inc. (each, an “Acquired Fund”) with and into a corresponding new series of the Trust (each, an “Acquiring Fund”) (each, a “Reorganization”).  It is anticipated that each Acquiring Fund will be the successor to its respective Acquired Fund.  Each Reorganization will be effected by an exchange of shares of the Acquiring Fund for the assumption by the Acquiring Fund of all assets and liabilities of the Acquired Fund.  Each Reorganization has been approved by both the Board of Trustees of the Trust and the Board of Directors of Hartford Series Fund, Inc., and is contingent on the approval by the shareholders of the Acquired Fund.  Shares to be issued in each Reorganization will be separately registered through an N-14 filing.

No fee is required in connection with this filing.  If you have any questions relating to this filing, please do not hesitate to contact me at 617.728.7134 or John V. O’Hanlon at 617.728.7111.

Sincerely,

/s/ Stephen R. Ferrara

Stephen R. Ferrara

cc:	Brenda J. Page
John V. O’Hanlon